Preferred and Common Stock	6 Months Ended
Jun. 30, 2019
PREFERRED AND COMMON STOCK [Abstract]
PREFERRED AND COMMON STOCK

NOTE 9: PREFERRED AND COMMON STOCK

Vested, Surrendered and Forfeited

During the three and six month period ended June 30, 2018, 0 and 333 restricted stock units issued to the Company’s employees in 2016, respectively, vested.

During the three and six month period ended June 30, 2019, 59 restricted shares of common stock, were forfeited upon termination of employment.

During the three and six month period ended June 30, 2018, 150 and 300 restricted shares of common stock, respectively, were forfeited upon termination of employment.

Conversion of Preferred Stock

During the three and six month period ended June 30, 2019, 1,309 shares of convertible preferred stock were converted into 140,059 shares of common stock including 9,159 shares of common stock being unpaid dividend. The shares of convertible preferred stock were converted pursuant to their original terms, which provided that ten years after the issuance date the then-outstanding shares of preferred stock would automatically convert into a number of fully paid and non-assessable shares of common stock determined by dividing the amount of the liquidation preference ($10,000 per share) by a conversion price equal to $10.00 per share of common stock. Following this conversion, the Company cancelled the undeclared preferred dividend of the converted shares of $916. The cancelled undeclared dividend was converted to 9,159 shares of common stock with a fair value of $41 at the date of issuance (See also Note 12).

Issuance of Cumulative Perpetual Preferred Stock

The Company’s 2,000,000 American Depositary Shares, Series G and the 4,800,000 American Depositary Shares, Series H are recorded at fair market value on issuance. Each of the shares represents 1/100th of a share of the Series G and Series H, with a liquidation preference of $2,500 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G at a rate of 8.75% per annum and on the Series H at a rate of 8.625% per annum of the stated liquidation preference. The Company has accounted for these shares as equity.

Series G and Series H American Depositary Shares Exchange Offer

On December 21, 2018, Navios Holdings announced that it commenced an offer to exchange cash and/or newly issued 2024 Notes for approximately 66 2/3% of each of the outstanding Series G American Depositary Shares and Series H American Depositary Shares.

As of March 21, 2019, a total of 10,930 Series H were validly tendered representing a net aggregate nominal value of approximately $26,297. Navios Holdings paid $997 for tender offer expenses, approximately $4,188 as cash consideration and issued a total of approximately $4,747 in aggregate principal amount of 2024 Notes. The difference between the carrying amount of the preferred shares redeemed and the fair value of the consideration transferred amounting to $16,365 was recorded in retained earnings. Following the completion of the offer, the Company cancelled the undeclared preferred dividend of Series H of $7,678.

As of April 18, 2019, a total of 8,841 Series G were validly tendered representing a net aggregate nominal value of approximately $21,271. Navios Holdings paid $401 for tender offer expenses, approximately $4,423 cash consideration and issued a total of approximately $3,879 principal amount of 2024 Notes. The difference between the carrying amount of the preferred shares redeemed and the fair value of the consideration transferred amounting to $12,568 was recorded in retained earnings. Following the completion of the offer the company cancelled the undeclared preferred dividend of series G of $6,798.

In February 2016, Navios Holdings announced the suspension of payment of quarterly dividends on its preferred stock, including the Series G and Series H. Total undeclared preferred dividends as of June 30, 2019 were $19,048.

On July 15, 2017, the Company reached six quarterly dividend payments in arrears relating to its Series G and Series H and as a result, the respective dividend rate increased by 0.25%.

Issuances to Employees, Officers and Directors

On February 1, 2019, pursuant to the stock plan approved by the Board of Directors, 151,515 common stock was granted to Navios Holdings employees, officers and directors.

Navios Holdings had outstanding as of June 30, 2019 and December 31, 2018, 13,133,806 and 12,843,414 shares of common stock, respectively, 5,350 and 14,191 Series G as of June 30, 2019 and December 31, 2018, 17,682 and 28,612 Series H as of June 30, 2019 and December 31, 2018, respectively, and 2,190 and 3,499 shares of convertible preferred stock, respectively.